Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in Unrecognised Funded Scheme Surpluses Deficit [Abstract]
Unrecognised funded scheme surpluses, beginning balance	£ (56)	£ (40)	£ (60)
Differences on exchange	2	1	0
Interest on unrecognised funded scheme surpluses	(3)	(3)	(4)
Movement in year	(67)	(14)	24
Unrecognised funded scheme surpluses, ending balance	(124)	(56)	(40)
Pension schemes
Changes in Unrecognised Funded Scheme Surpluses Deficit [Abstract]
Unrecognised funded scheme surpluses, beginning balance	(56)	(40)	(60)
Differences on exchange	2	1	0
Interest on unrecognised funded scheme surpluses	(3)	(3)	(4)
Movement in year	(67)	(14)	24
Unrecognised funded scheme surpluses, ending balance	(124)	(56)	(40)
Healthcare schemes
Changes in Unrecognised Funded Scheme Surpluses Deficit [Abstract]
Unrecognised funded scheme surpluses, beginning balance	0	0	0
Differences on exchange	0	0	0
Interest on unrecognised funded scheme surpluses	0	0	0
Movement in year	0	0	0
Unrecognised funded scheme surpluses, ending balance	£ 0	£ 0	£ 0